CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net sales	$ 18,165,000	$ 20,266,000	$ 51,770,000	$ 55,728,000	$ 76,067,000	$ 65,537,000
Cost of sales	10,488,000	13,668,000	28,534,000	36,485,000	51,776,000	46,096,000
Gross profit	7,677,000	6,598,000	23,236,000	19,243,000	24,291,000	19,441,000
Operating expenses:
Research and development	8,889,000	9,568,000	26,474,000	28,395,000	37,168,000	44,020,000
Selling, general, and administrative	8,831,000	7,119,000	24,343,000	21,090,000	27,736,000	26,743,000
Total operating expenses	17,720,000	16,687,000	50,817,000	49,485,000	64,904,000	70,763,000
Loss from operations	(10,043,000)	(10,089,000)	(27,581,000)	(30,242,000)	(40,613,000)	(51,322,000)
Other income, net	1,044,000	664,000	1,820,000	797,000	980,000	1,020,000
Loss before income taxes	(8,999,000)	(9,425,000)	(25,761,000)	(29,445,000)	(39,633,000)	(50,302,000)
Provision for income taxes	3,000	13,000	21,000	25,000	28,000	30,000
Net loss	(9,002,000)	(9,438,000)	(25,782,000)	(29,470,000)	(39,661,000)	(50,332,000)
Deemed dividends	0	(305,000)	0	(2,724,000)	(2,724,000)	(1,941,000)
Net loss attributable to common stockholder	$ (9,002,000)	$ (9,743,000)	$ (25,782,000)	$ (32,194,000)	$ (42,385,000)	$ (52,273,000)
Net loss per share attributable to common stockholders, basic	$ (0.72)	$ (26.03)	$ (5.73)	$ (87.51)	$ (113.81)	$ (150.53)
Net loss per share attributable to common stockholders, diluted	$ (0.72)	$ (26.03)	$ (5.73)	$ (87.51)	$ (113.81)	$ (150.53)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic	12,464,236	374,270	4,495,701	367,888	372,426	347,249
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted	12,464,236	374,270	4,495,701	367,888	372,426	347,249
Comprehensive loss:
Currency translation adjustment	$ (14,000)	$ 56,000	$ 66,000	$ 107,000	$ 319,000	$ (508,000)
Comprehensive loss	(9,016,000)	(9,382,000)	(25,716,000)	(29,363,000)	(39,342,000)	(50,840,000)
Deemed dividends	0	(305,000)	0	(2,724,000)	(2,724,000)	(1,941,000)
Comprehensive loss attributable to common stockholders	$ (9,016,000)	$ (9,687,000)	$ (25,716,000)	$ (32,087,000)	$ (42,066,000)	$ (52,781,000)
Unaudited pro forma net loss per share attributable to common stock holder, basic					$ (3.13)	$ (5)
Unaudited pro forma net loss per share attributable to common stock holders, diluted					$ (3.13)	$ (5)
Weighted-average shares used in computing unaudited pro forma net loss per share attributable to common stockholders, basic					13,542,750	10,454,721
Weighted-average shares used in computing unaudited pro forma net loss per share attributable to common stockholders, diluted					13,542,750	10,454,721